John Hancock

Income Allocation Fund

Quarterly portfolio holdings 5/31/19

Fund’s investments

As of 5-31-19 (unaudited)

				Shares	Value
Affiliated investment companies (A) 85.6%					$5,160,467
(Cost $5,204,283)
Equity 13.6%					816,867

Global Equity, Class NAV, JHF II (MIM US) (B)				24,318	266,763
Global Shareholder Yield, Class NAV, JHF III (Epoch)				51,604	550,104
Fixed income 72.0%					4,343,600

Bond, Class NAV, JHSB (MIM US) (B)				88,256	1,399,748
Emerging Markets Debt, Class NAV, JHF II (MIM US) (B)				54,623	499,254
Floating Rate Income, Class NAV, JHF II (Bain Capital)				28,920	240,612
High Yield, Class NAV, JHBT (MIM US) (B)				98,183	329,895
Short Duration Credit Opportunities, Class NAV, JHF II (Stone Harbor)				27,393	259,134
Strategic Income Opportunities, Class NAV, JHF II (MIM US) (B)				128,454	1,332,067
U.S. High Yield Bond, Class NAV, JHF II (Wells Capital)				25,624	282,890
Unaffiliated investment companies 13.9%					$836,253
(Cost $823,931)
Exchange-traded funds 13.9%					836,253

Global X MLP ETF				13,833	118,687
iShares Preferred & Income Securities ETF (C)				3,315	121,130
SPDR S&P International Dividend ETF				3,972	151,015
Vanguard Global ex-U.S. Real Estate ETF				1,045	60,046
Vanguard High Dividend Yield ETF				3,942	325,334
Vanguard Real Estate ETF				691	60,041

		Yield (%)		Shares	Value
Securities lending collateral 2.0%					$119,713
(Cost $119,705)
John Hancock Collateral Trust (D)		2.3405	(E)	11,963	119,713

	Yield* (%)	Maturity date		Par value^	Value
Short-term investments 1.2%					$74,236
(Cost $74,234)
U.S. Government 0.4%					24,884

U.S. Treasury Bill	2.275	08-15-19		25,000	24,884

		Yield (%)		Shares	Value
Money market funds 0.8%					49,352

State Street Institutional U.S. Government Money Market Fund, Premier Class		2.3150	(E)	49,352	49,352
Total investments (Cost $6,222,153) 102.7%					$6,190,669
Other assets and liabilities, net (2.7%)					(161,804)
Total net assets 100.0%					$6,028,865

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

^	All par values are denominated in U.S. dollars unless otherwise indicated.

Security Abbreviations and Legend

JHBT	John Hancock Bond Trust
JHF II	John Hancock Funds II
JHF III	John Hancock Funds III
JHSB	John Hancock Sovereign Bond Fund
(A)	The underlying funds’ subadvisor is shown parenthetically.
(B)	The subadvisor is an affiliate of the advisor.
(C)	All or a portion of this security is on loan as of 5-31-19. The value of securities on loan amounted to $117,280.

2	JOHN HANCOCK INCOME ALLOCATION FUND | QUARTERLY REPORT	SEE NOTES TO FINANCIAL STATEMENTS

(D)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(E)	The rate shown is the annualized seven-day yield as of 5-31-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

Subadvisors of Affiliated Underlying Funds

BCSF Advisors, LP (Bain Capital Credit)	(Bain Capital)
Epoch Investment Partners, Inc.	(Epoch)
Manulife Investment Management (US) LLC	(MIM US)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wells Capital Management, Incorporated	(Wells Capital)

SEE NOTES TO FINANCIAL STATEMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME ALLOCATION FUND	3

DERIVATIVES

FUTURES

Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year U.S. Treasury Note Futures	1	Short	Sep 2019	$(125,732)	$(126,750)	$(1,018)
						$(1,018)

^	Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

See Notes to Fund’s investments regarding investment transactions and other derivatives information.

4	JOHN HANCOCK INCOME ALLOCATION FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Except for investments in exchange-traded funds (ETFs), investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day. ETFs held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security trades. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts are typically valued at the last traded price on the exchange on which they trade.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of May 31, 2019, by major security category or type:

	Total value at 5-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Affiliated investment companies	$5,160,467	$5,160,467	—	—
Unaffiliated investment companies	836,253	836,253	—	—
Securities lending collateral	119,713	119,713	—	—
Short-term investments	74,236	49,352	$24,884	—
Total investments in securities	$6,190,669	$6,165,785	$24,884	—
Derivatives:
Liabilities
Futures	$(1,018)	$(1,018)	—	—

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended May 31, 2019, the fund used futures contracts to manage duration of the fund and manage against anticipated interest rate changes.

5

Investment in affiliated underlying funds. The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of each underlying funds’ net assets.

Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, by the fund from its investments in affiliated underlying funds is as follows:

				Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
Bond	91,227	16,441	(19,412)	88,256	$39,882	—	($13,236)	$51,359	$1,399,748
Emerging Markets Debt	49,265	16,046	(10,688)	54,623	17,961	—	(9,647)	23,431	499,254
Floating Rate Income	31,137	6,973	(9,190)	28,920	9,177	—	(1,687)	(2,237)	240,612
Global Bond	7,280	100	(7,380)	—	—	—	(164)	(1,410)	—
Global Equity	21,969	8,441	(6,092)	24,318	5,894	$12,277	(7,241)	(11,816)	266,763
Global Shareholder Yield	50,028	12,500	(10,924)	51,604	11,201	13,015	(7,863)	(23,314)	550,104
High Yield (MIM US)	57,687	53,590	(13,094)	98,183	10,938	—	(1,930)	(2,567)	329,895
High Yield (WAMCO)	28,245	4,123	(32,368)	—	10,000	—	(5,571)	(2,347)	—
John Hancock Collateral Trust	—	316,755	(304,792)	11,963	—	—	3	8	119,713
Short Duration Credit Opportunities	28,281	4,449	(5,337)	27,393	8,038	—	(1,974)	4,110	259,134
Strategic Income Opportunities	128,323	21,511	(21,380)	128,454	34,810	—	(14,724)	17,550	1,332,067
U.S. High Yield Bond	17,667	11,438	(3,481)	25,624	8,082	—	(1,520)	(437)	282,890
					$155,983	$25,292	($65,554)	$52,330	$5,280,180

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

6

More information

How to contact us

Internet	www.jhinvestments.com

Mail	Regular mail:	Express mail:
	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	2000 Crown Colony Drive
	Boston, MA 02205-5913	Suite 55913
Quincy, MA 02169-0953

Phone	Customer service representatives	800-225-5291
	EASI-Line	800-338-8080
	TDD line	800-231-5469

	448Q3	05/19
This report is for the information of the shareholders of John Hancock Income Allocation Fund.		7/19